Post-employment benefits - Disclosure of Income Statement Impact (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Total net periodic cost	€ 1,607	€ 1,560	€ 744
Pension defined benefit plan
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1,088	2,152	721
Interest cost	74	49	71
Past service cost	519	(373)	0
Effect of any curtailments/settlements (+/-)	0	(219)	23
Unrealized FX impact	(93)	(211)	291
Total net periodic cost	€ 1,588	€ 1,398	€ 1,106